Trade receivables (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 265,466	$ 175,489
Trade receivables [member]
Disclosure of financial assets [line items]
Credit period for trade receivables	30 days
Later than three months [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	$ 0	0
Later than one month and not later than two months [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0